Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) - Perpetual subordinated notes issued, 1.750%, callable after 5 years € in Millions	Apr. 04, 2024 EUR (€)
Shareholders' equity
Reimbursement of nominal amount	€ 1,500
Interest rate (as percent)	1.75%